Accounts Payable and Other Accrued Expenses	12 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accounts Payable and Other Accrued Expenses
ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES
Accounts payable and other accrued expenses consisted of the following:

	September 30,
	2012	2011
	(in thousands)
Trade accounts payable	$15,172	$9,949
Accrued payroll and related expenses	18,478	22,326
Accrued interest	953	13
Accrued rent and property taxes	12,361	10,728
Accrual for expected losses on credit service letters of credit	1,629	1,795
Collected funds payable to unaffiliated lenders under credit service programs	2,325	1,705
Contingent consideration	11,901	—
Deferred revenues	6,988	2,676
Other accrued expenses	9,118	8,208
	$78,925	$57,400